Document and Entity Information	Mar. 17, 2020
Cover [Abstract]
Entity Registrant Name	Addus HomeCare Corp
Amendment Flag	false
Entity Central Index Key	0001468328
Document Type	8-K
Document Period End Date	Mar. 17, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-34504
Entity Tax Identification Number	20-5340172
Entity Address, Address Line One	6801 Gaylord Parkway
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Frisco
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75034
City Area Code	(469)
Local Phone Number	535-8200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	ADUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false